Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

Income taxes were as follows:

	2015	2014	2013
Current	$5,191	$3,151	$11
Deferred	(410)	11	1,362

Income taxes	$4,781	$3,162	$1,373

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following:

	2015	2014	2013
Income taxes computed at the statutory federal tax rate	$5,959	$4,315	$2,568
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(900)	(824)	(781)
Low income housing tax credit	(303)	(303)	(280)
Cash surrender value of BOLI	(159)	(167)	(189)
Other	184	141	55

Income tax expense	$4,781	$3,162	$1,373

There were no tax benefits attributable to security losses in 2015, 2014 and 2013, respectively.

Year-end deferred tax assets and liabilities were due to the following:

	2015	2014
Deferred tax assets
Allowance for loan losses	$5,005	$4,851
Deferred compensation	1,617	1,386
Intangible assets	224	—
Pension costs	232	198
Other	99	122

Deferred tax asset	7,177	6,557

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(95)	(351)
Discount accretion on securities	(59)	(63)
Purchase accounting adjustments	(1,340)	(1,189)
FHLB stock dividends	(1,705)	(1,687)
Unrealized gain on securities available for sale	(1,831)	(1,922)
Other	(200)	(196)

Deferred tax liability	(5,230)	(5,408)

Net deferred tax asset	$1,947	$1,149

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than Civista. Civista is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2011 have been closed for purposes of examination by the Internal Revenue Service.